Debt (Tables)	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	Total Debt

30 September	2016	2015
Short-term borrowings	$935.8	$1,494.3
Current portion of long-term debt	365.4	430.6
Long-term debt	3,909.7	3,931.0
Total Debt	$5,210.9	$5,855.9

Schedule of Short-term Debt [Table Text Block]	Short-term Borrowings

30 September	2016	2015
Bank obligations	$133.1	$234.3
Commercial paper	802.7	1,260.0
Total Short-term Borrowings	$935.8	$1,494.3

Schedule of Long-term Debt Instruments [Table Text Block]
Long-term Debt

30 September	Fiscal Year Maturities	2016	2015
Payable in U.S. Dollars
Debentures
8.75%	2021	$18.4	$18.4
Medium-term Notes (weighted average rate)
Series D 7.3%	2016	—	32.1
Series E 7.6%	2026	17.2	17.2
Senior Notes
Note 2.0%	2016	—	350.0
Note 1.2%	2018	400.0	400.0
Note 4.375%	2019	400.0	400.0
Note 3.0%	2022	400.0	400.0
Note 2.75%	2023	400.0	400.0
Note 3.35%	2024	400.0	400.0
Other (weighted average rate)
Variable-rate industrial revenue bonds .68%	2035 to 2050	769.9	769.9
Other 1.3%	2018 to 2019	25.7	34.5
Payable in Other Currencies
Eurobonds 4.625%	2017	337.0	335.2
Eurobonds 2.0%	2020	337.0	335.2
Eurobonds 1.0%	2025	337.0	335.2
Eurobonds .375%	2021	393.2	—
Other 4.4%	2016 to 2022	52.9	156.3
Capital Lease Obligations
United States 5.0%	2018	.5	.7
Foreign 11.3%	2017 to 2036	9.7	1.1
Total Principal Amount		4,298.5	4,385.8
Less: Unamortized Discount and Debt Issuance Costs		(23.4)	(24.2)
Total Long-term Debt		4,275.1	4,361.6
Less: Current portion of long-term debt		(365.4)	(430.6)
Long-term Debt		$3,909.7	$3,931.0

Schedule of Maturities of Long-term Debt [Table Text Block]	Maturities of long-term debt in each of the next five years and beyond are as follows:

2017	$365.6
2018	413.7
2019	400.9
2020	348.6
2021	412.5
Thereafter	2,357.2
Total	$4,298.5